Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment

Property, plant and equipment:

June 30, 2011	Cost	Accumulated Depreciation	Net Book Value
Land	$10,423	$—	$10,423
Buildings	34,388	5,115	29,273
Field equipment	1,522,694	718,592	804,102
Vehicles	124,184	64,227	59,957
Office furniture and computers	19,940	12,578	7,362
Leasehold improvements	21,469	7,312	14,157
Construction in progress	71,573	—	71,573

	$1,804,671	$807,824	$996,847

December 31, 2010	Cost	Accumulated Depreciation	Net Book Value
Land	$8,475	$—	$8,475
Buildings	32,083	4,456	27,627
Field equipment	1,437,343	639,282	798,061
Vehicles	128,098	57,930	70,168
Office furniture and computers	17,938	11,712	6,226
Leasehold improvements	22,503	6,007	16,496
Construction in progress	23,879	—	23,879

	$1,670,319	$719,387	$950,932